General (Details Narrative) - USD ($)	3 Months Ended					12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Goodwill	$ 747,976	$ 747,976				$ 747,976	$ 747,976
Stockholder's deficit	(5,407,051)	(5,252,478)	$ (4,998,754)	$ (4,355,066)	$ (5,522,471)	(5,252,478)	(4,795,694)	$ (4,113,182)
Working capital deficit	(6,932,492)	6,785,689				6,785,689
Net loss	(313,574)	(328,723)	$ (658,688)	$ (841,795)	(726,777)	(2,555,983)	(2,810,017)
Accumulated deficit	(14,529,292)	$ (14,215,718)				(14,215,718)	(11,599,735)
Net cash used in operating activities	$ 39,493				$ (332,012)	$ (2,224,168)	$ (1,442,899)